Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Millions		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value		$ 13,514	$ 13,524	$ 13,500
Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[1]		12,850	12,850
Senior Notes [Member] | Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]	12,850	12,850
Senior Notes [Member] | Carrying Amount [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[3]	800	800
Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[1]		14,050	13,235
Senior Notes [Member] | Estimated Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[2]	14,441	14,050
Senior Notes [Member] | Estimated Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[3]	946	934
2037 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[4]		800	800
2037 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, Estimated Fair Value	[4]		934	$ 817
Working Capital Facility [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[5]	0	0
Working Capital Facility [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure	[5]	$ 0	$ 0

[1]	Includes 2021 Senior Notes, 2022 Senior Notes, 2023 Senior Notes, 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes, 2027 Senior Notes and 2028 Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
[2]	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
[3]	The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.
[4]	The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.
[5]	The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.